Other Income (Tables)	12 Months Ended
Dec. 31, 2025
Other Income [Abstracts]
Schedule of Other Income

	2025	2024	2023
	(in thousands)
	£	£	£

Other income:
Insurance proceeds	841	—	—
ADR depositary contribution	1,851	—	—
Total other income	2,692	—	—